LONG-TERM LOANS AND CREDIT LINES	12 Months Ended
Dec. 31, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
LONG-TERM LOANS AND CREDIT LINES
NOTE 10 -	LONG-TERM LOANS AND CREDIT LINES

In March 2022, TAT received a loan from a commercial bank in the amount of $3.7 million. The loan bears annual interest rate of 6.65% (Prime Rate +0.9%) and paid in equal monthly installment as of April 2022 through March 2029. This new loan is in addition to four previous loans received during 2020 and 2021 in an aggregate amount of $6.3 million and are guaranteed by the Israeli government. The loans bear annual interest of 7.25% (Prime Rate +1.5%) which are paid in equal monthly installments as of April 2021 through February 2031. An amount of $1.2 million was classified to short-term loan as of December 31, 2023.The aforementioned loans were received in NIS.

The loan has financial covenant of net debt to equity ratio less than 15%.

In February 2022 TAT subsidiary received a credit line from a US commercial bank in the amount of $7 million with a maturity date of February 2024 carry an interest of WSJP+0.1% .

During 2023, the Company utilized an additional $1 million from the credit line.

In May 2022 the subsidiary received a loan from a commercial bank in the US in the amount of $3 million. The loan is secured with a first-degree lien on the US subsidiary's equipment. The loan bears an annual interest of 3.75% which is paid in equal monthly installments until 2029.

The credit line and the loan has financial covenants such as a) tangible net worth to total assets greater than 65%, b) Maximum Net Debt to EBITDA ratio less than 3.5, and c) Minimum Debt Service Coverage Ratio greater than 1.25  (Total  debt outstanding as of December 31, 2023 was $10 million). In November 2023, the US subsidiary was not in compliance with one of its covenants with the bank (net worth to total assets ratio), which was the result of the accelerated growth of the US subsidiary during 2023, which had an increase in inventories and accounts receivable. In November 2023, the bank adjusted this covenant from 65% to 55% and the US subsidiary was in compliance.  Furthermore, in February 2024, the US subsidiary signed a new loan contract extending the existing line of credit by 2 years and securing an additional credit in the amount of $7 million, resulting in the total amount from the bank of approximately $17 million. In connection with the new extension, the Tangible Net Worth covenant changed to an absolute number of $30 million. As of the date of release of these consolidated financial statements, the US subsidiary is in compliance with all of its covenants.

In September and December 2023, TAT subsidiary received loans from Machinery Finance in the total amount of  $0.7 million. The loans bear annual interest of 6.65% which are paid in equal monthly installments until 2028

In March 2022, another TAT subsidiary received a credit line of $5 million from a commercial bank in the US. This credit line bears an annual fixed interest rate of 2.9% and has a maturity date of March 2024. In addition, in August 2022, the subsidiary received a long-term loan of $5 million from a commercial bank in the US. This loan bears an annual fixed interest rate of 4.2% and has a maturity date of December 2031. The loan is secured with a first-degree lien on the US subsidiary's equipment. The long term loan has financial covenants such as a) Debt Service Coverage Ratio greater than 1.15, b) Debt to Equity Ratio equal or less than 1.

By June 2023 TAT secured another short-term line of credit from an Israeli bank for $4.5 million. The company’s building and land in Kiryat Gat serve as collateral for this loan. As of December 31, 2023, the Company has not utilized this credit line.

As of December 31, 2023 the company met all its covenants.

Israel	Line of Credit	Gov guaranteed loans	Machinary finance loans	Commercial loans
Total balance amount		$4,710		$2,612
Rate(*)		7.25%		6.65%
Duration		5-10		7

USA
Total balance amount	$12,138		$702	$7,066
Rate	2.9%-7.75%		6.5%	3.75%-4.2%
Duration (Years)	Revolving		5	7-10

Maturities on long term loans are as follows:

Year	Amount
2024	2,200
2025	2,146
2026	2,164
2027	2,277
2028 and after	6,299
$15,086

The fair value of the long-term debt is determined by a valuation model, which is based on a conventional discounted cash flow methodology and utilizes assumptions of current borrowing rates.

The fair value of the Company’s long-term debt approximates its fair value, except for the following:

	Fair value		Carrying Amount
	(Dollars in thousands)		(Dollars in thousands)
	2023	2022	2023	2022

Citi Bank Loan	$4,486	$4,876	$4,412	$4,856
Bank Leumi Loan	$2,473	$2,834	$2,447	$2,834